Expenses by nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ 1,489,245	R$ 833,310	R$ 576,440
Financial expenses	1,269,058	339,844	353,451
Mark-to-market on equity securities designated at FVPL	1,264,213	0	0
Transaction and client services costs	810,219	370,819	185,396
Depreciation and amortization	507,369	256,294	163,396
Marketing expenses and sales commissions	420,818	149,842	71,811
Third parties services	305,517	119,904	69,579
Other	192,439	115,211	64,430
Total expenses	6,258,878	R$ 2,185,224	R$ 1,484,503
Linked
Disclosure of attribution of expenses by nature to their function [line items]
Other	R$ 12,746